Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property and Equipment, Net

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2015	2014
	(In thousands)
Land	$6,495,391	$6,475,134
Buildings, building improvements and land improvements	9,429,945	9,313,308
Furniture, fixtures and equipment	4,274,537	4,178,723
Construction in progress	2,111,860	999,616
	22,311,733	20,966,781
Less: Accumulated depreciation and amortization	(6,939,938)	(6,525,239)
	$15,371,795	$14,441,542